Share-Based Compensation - Additional Information (Details) - USD ($)							6 Months Ended		12 Months Ended
	Apr. 15, 2024	Mar. 17, 2024	Jun. 30, 2023	Mar. 19, 2023	Mar. 17, 2023	Mar. 15, 2023	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs							$ 281,557	$ 457,751
Options, outstanding, weighted-average remaining contractual term							3 years 5 months 26 days		2 years 11 months 26 days
Options, exercisable, weighted average remaining contractual term							3 years 5 months 26 days		2 years 11 months 26 days
Number of options vested but not exercised (in shares)							131,443		274,981
Share options, exercisable, weighted average exercise price (in dollars per share)							$ 18.21		$ 21.38
Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)							54,851		47,829
Weighted average value of awards granted (in dollars per share)							$ 15.03		$ 12.45
Awards vested (in shares)							41,944		78,144
Weighted average grant date value of awards vested (in dollars per share)							$ 11.92		$ 10.16
Non-option compensation cost not yet recognized							$ 717,882		$ 400,282
Total compensation cost not yet recognized period for recognition							1 year 1 month 13 days		9 months 21 days
Employee Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs							$ 34,186	30,085
Discount percentage to share price							15.00%
Vesting period							3 years
Shares issued (in shares)							1,185
2023 Plan | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	54,851
Weighted average value of awards granted (in dollars per share)	$ 15.03
2023 Plan | Restricted Shares | Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	41,291
2023 Plan | Restricted Shares | Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)	13,560
2013 Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation costs							$ 69,405	$ 121,078
Option compensation not yet recognized							$ 1,693,100		$ 1,142,618
2013 Plan | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							4 years
2013 Plan | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected term							6 years 6 months
2013 Plan | Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)		31,833			45,864
Weighted average grant date value of awards vested (in dollars per share)		$ 12.45			$ 10.65
Fair value of shares vested		$ 487,045			$ 553,120
2013 Plan | Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)		10,111		12,159
Weighted average grant date value of awards vested (in dollars per share)		$ 10.26		$ 7.90
Fair value of shares vested		$ 154,698		$ 157,581
2013 Plan | Officer
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)			15,627
Weighted average grant date value of awards vested (in dollars per share)			$ 9.84
Fair value of shares vested			$ 203,307
2013 Plan | Restricted Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards vested (in shares)						47,829
Weighted average grant date value of awards vested (in dollars per share)						$ 12.45
2013 Plan | Restricted Shares | Non Employee Director
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						36,327
2013 Plan | Restricted Shares | Officers and Employees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Awards granted (in shares)						11,502